Segment Information - Summary of Application of IFRS 16 Increased the Segment Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Assets	$ 298,911	$ 305,798
Liabilities	70,476	83,982
Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets	2,698
Liabilities	2,757
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Assets	291,576	298,222
Liabilities	62,752	77,071
Operating segments [Member] | Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets	2,506
Liabilities	2,552
Operating segments [Member] | North Asia (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Assets	49,379	54,250
Liabilities	14,212	20,169
Operating segments [Member] | Thailand (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Assets	165,579	173,398
Liabilities	26,706	42,887
Operating segments [Member] | ROW (Segment) [Member]
Disclosure Of Operating Segments [Line Items]
Assets	76,618	70,574
Liabilities	21,834	14,015
Operating segments [Member] | ROW (Segment) [Member] | Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets	2,506
Liabilities	2,552
Corporate expense adjustments and eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Assets	7,335	7,576
Liabilities	7,724	$ 6,911
Corporate expense adjustments and eliminations [Member] | Increase due to application of IFRS 16 [member]
Disclosure Of Operating Segments [Line Items]
Assets	192
Liabilities	$ 205